Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE	$ 51,351	$ 72,547	$ 240,458	$ 218,008	$ 175,556
EXPENSES:
Depreciation and amortization	29,338	39,384	139,754	142,963	175,592
Cost of sales	39	97	464	100	97
Selling, general and administrative	7,387	8,092	29,088	31,649	31,831
Total operating expenses	36,764	47,573	169,306	174,712	207,520
INCOME (LOSS) FROM OPERATIONS	14,587	24,974	71,152	43,296	(31,964)
Interest expense			(29,143)	(35,246)	(41,094)
Interest income			132	479	558
Interest expense, net	(9,315)	(7,219)	(29,011)	(34,767)	(40,536)
Foreign currency exchange gains (losses)	(647)	411	681	(726)	441
Loss on early extinguishment of debt	(1,504)	0	0	(7,912)	0
Gain on sale of marketable securities			230	2,467	4,188
Other income	1	81	780	250	446
Income (loss) before income taxes	3,122	18,247	43,832	2,608	(67,425)
Provision (benefit) for income taxes	1,384	3,541	6,782	392	(4,008)
NET INCOME (LOSS)	$ 1,738	$ 14,706	$ 37,050	$ 2,216	$ (63,417)